Related Party Transactions and Balances (Details) - Schedule of Material Related Party Transactions - USD ($)	6 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Related Party Transactions and Balances (Details) - Schedule of Material Related Party Transactions [Line Items]
Nature	Collection of loan to a related party
Related party transactions	$ (1,089,434)
Shandong Xingneng’an New Energy Technology Co., Ltd (l) One [Member]
Related Party Transactions and Balances (Details) - Schedule of Material Related Party Transactions [Line Items]
Nature	Purchase of e-bicycles from a related party
Related party transactions		(2,355,010)
Shandong Xingneng’an New Energy Technology Co., Ltd (l) Two [Member]
Related Party Transactions and Balances (Details) - Schedule of Material Related Party Transactions [Line Items]
Nature	Loan to a related party
Related party transactions	$ 1,564,771	1,570,007
Shandong Xingneng’an New Energy Technology Co., Ltd (l) [Member]
Related Party Transactions and Balances (Details) - Schedule of Material Related Party Transactions [Line Items]
Nature	Sales of battery pack to a related party
Related party transactions		298
Changzhou Cenbird Electric Bicycle Manufacturing Co., Ltd. (f) [Member]
Related Party Transactions and Balances (Details) - Schedule of Material Related Party Transactions [Line Items]
Nature	Purchase of e-bicycles from a related party
Related party transactions		(1,597,467)
Jiangsu Xinzhongtian Suye Co., Ltd. (g) [Member]
Related Party Transactions and Balances (Details) - Schedule of Material Related Party Transactions [Line Items]
Nature	Purchase of e-bicycles from a related party
Related party transactions		(287,501)
Shenzhen Star Cycling Network Technology Co., Ltd.(j) [Member]
Related Party Transactions and Balances (Details) - Schedule of Material Related Party Transactions [Line Items]
Nature	Loan to a related party
Related party transactions	$ 4,300	157,001
Shenzhen Star Cycling Network Technology Co., Ltd. [Member]
Related Party Transactions and Balances (Details) - Schedule of Material Related Party Transactions [Line Items]
Nature	Collection of loan to a related party
Related party transactions	$ (451,542)
Nanjing Mingfeng Technology Co., Ltd.(k) [Member]
Related Party Transactions and Balances (Details) - Schedule of Material Related Party Transactions [Line Items]
Nature	Loan to a related party
Related party transactions		314,001
Nanjing Mingfeng Technology Co., Ltd.(k) One [Member]
Related Party Transactions and Balances (Details) - Schedule of Material Related Party Transactions [Line Items]
Nature	Collection of loan to a related party
Related party transactions		(549,502)
Shuang Wu (b) [Member]
Related Party Transactions and Balances (Details) - Schedule of Material Related Party Transactions [Line Items]
Nature	Loan from a shareholder
Related party transactions	$ (420,067)
Shuang Wu (b) One [Member]
Related Party Transactions and Balances (Details) - Schedule of Material Related Party Transactions [Line Items]
Nature	Repayment of a loan from a related party
Related party transactions	$ 89,592
Yan Fang (c) [Member]
Related Party Transactions and Balances (Details) - Schedule of Material Related Party Transactions [Line Items]
Nature	Loan from a shareholder
Related party transactions	$ (64,621)
Yan Fang (c) One [Member]
Related Party Transactions and Balances (Details) - Schedule of Material Related Party Transactions [Line Items]
Nature	Repayment of a loan from a related party
Related party transactions	$ 33,286
Huiyan Xie (a) [Member]
Related Party Transactions and Balances (Details) - Schedule of Material Related Party Transactions [Line Items]
Nature	Loan from a related party
Related party transactions	$ (568,369)
Huiyan Xie (a) One [Member]
Related Party Transactions and Balances (Details) - Schedule of Material Related Party Transactions [Line Items]
Nature	Repayment of a loan from a related party
Related party transactions	$ 7,299